Deposits With Clearing Organizations	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Deposits with Clearing Organizations

6.           Deposits with Clearing Organizations

Deposits with clearing organizations are comprised of cash deposits. Due to the short-term nature of these deposits, the recorded value has been determined to approximate fair value.